PROPERTY, EQUIPMENT AND SOFTWARE, NET - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	¥ 972,415		¥ 515,382
Less: accumulated depreciation	(281,379)		(146,256)
Total property, equipment and software, net	691,036	$ 100,191	369,126
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	849,020		429,683
Leasehold improvement
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	95,554		65,885
Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	18,514		12,784
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	5,272		3,904
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	¥ 4,055		¥ 3,126